Debt (Details) - Schedule of Tabular Form of Notes Payable - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Tabular Form of Notes Payable [Abstract]
FNBD Notes Payable	$ 8,612,004	$ 8,863,423	$ 1,004,759
FSNB Notes Payable	5,490,598	6,531,377	2,623,834
Car loan		6,653	13,309
Total notes payable	14,102,602	15,401,453	3,641,902
Unamortized debt issuance costs	(119,415)	(135,240)	(49,078)
Notes payable, net of issuance cost	13,983,187	15,266,213	3,592,824
Less current portion	(1,061,580)	(1,549,861)	(466,124)
Long-term portion	$ 12,921,607	$ 13,716,353	$ 3,126,700